Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Deferred income tax (benefit) expense in the statement of income	$ (276)	$ 103	$ 39
Deferred income tax expense (benefit) in stockholders' equity	57	(6)	14
Reclassifications	14	0	7
Change in deferred income tax during the period	$ (205)	$ 97	$ 60